Consolidated Statement of Comprehensive Income/Loss (-) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Comprehensive Income/Loss
Net loss	€ (64,329)	€ (115,042)	€ (54,968)	€ (165,643)
Items that may be reclassified subsequently to profit or loss:
Translation differences, arisen from translating foreign activities	(95)	(63)	203	338
Realization of translation differences upon sale of foreign operations	0	0	731	0
Other comprehensive income / loss (-), net of income tax	(95)	(63)	934	338
Total comprehensive income / loss (-) attributable to:
Owners of the parent	(64,424)	(115,105)	(54,034)	(165,305)
Total comprehensive income / loss (-) attributable to owners of the parent arises from:
Continuing operations	(64,424)	(117,154)	(76,956)	(168,662)
Discontinued operations	€ 0	€ 2,049	€ 22,922	€ 3,357